Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales	$ 24,092,787	$ 4,345,603
Cost of sales	15,753,616	2,649,028
Gross profit	8,339,171	1,696,575
General and Administrative Expenses:
Accounting	463,705	341,139
Consulting	850,173	842,894
Director fees	400,000	300,000
Goodwill impairment	0	18,326,719
Legal	512,199	550,117
Marketing	734,248	578,085
Office	2,142,355	796,007
Patent fees	14,108	15,148
R&D	1,855,830	811,858
Salaries	5,712,968	6,054,962
Taxes	289,737	55,233
Depreciation & amortization	149,147	25,163
Total General and Administrative Expenses	13,124,470	28,697,325
(Loss) From Operations	(4,785,299)	(27,000,750)
Other Income (Expense):
Foreign exchange (loss)	(245)	(476)
Interest income	811,974	518,650
Interest expense	(137,308)	(39,412)
Debt release	0	10,852
Total Other Income (Expense)	674,421	489,614
Net (loss) before income taxes	(4,110,878)	(26,511,136)
Provision for income taxes	395,166	233,304
Net (Loss	(4,506,044)	(26,744,440)
Foreign exchange translation	534,258	184,986
Comprehensive Income (Loss)	$ (3,971,786)	$ (26,559,454)
Basic (Loss) per common share	$ (351.36)	$ (3,523.44)
Diluted (Loss) per common share	$ (351.36)	$ (3,523.44)
Weighted average common shares outstanding (basic)	12,825	7,590
Weighted average common shares outstanding (diluted)	12,825	7,590